Accrued Expenses, Other Current Liabilities and Long Term Accrued Expenses (Tables)	12 Months Ended
Mar. 31, 2025
Accrued Expenses, Other Current Liabilities and Long Term Accrued Expenses [Abstract]
Schedule of Accrued Expenses, Other Current Liabilities and Long Term Accrued Expenses

Accrued expenses, other current liabilities and long term accrued expenses consisted of the following:

	As of March 31,
	2024	2025
	$	$

Accrued payroll	198	76
Accrued housing allowance	155	200
Accrued other social benefits	979	486
Defined benefit obligation	23	23
Deposits received from customers	10	10
Accrued audit fee	220	179
Others	244	323
	1,829	1,297
Less: Long term accrued expenses	40	23
Current portion	1,789	1,274